Intangible Assets (Schedule of Estimated Amortization of Intangibles for the Next Five Years) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
2016	$ 476.9
2017	686.2
2018	689.1
2019	683.8
2020	$ 516.8